Real Estate Acquisitions and Dispositions (FY) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Number of real estate acquisitions	84	7
Number of real estate acquisitions, excluding those from business combinations	8
Proceeds from sale of real estate property	$ 6.5
Gain on sale of real estate property	$ 1.8	$ 4.7
Phillips Edison Limited Partnership
Business Acquisition [Line Items]
Number of real estate acquisitions	76